36. Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Derivatives financial instruments	R$ 340,660	R$ 46,511
Other derivatives	161,429
Derivatives	502,089	46,511
Current installment	262,666	16,602
Derivative financial instruments	239,423	29,909
Liabilities
Derivatives financial instruments	(36,166)	(4,405)
Other derivatives
Derivatives	(36,166)	(4,405)
Current installment	(7,273)	(858)
Non-current installment	R$ 28,893	R$ 3,547